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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04933
                                   ---------

                      Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         4350 North Fairfax Drive, Suite 580, Arlington, Virginia, 22203
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

   CT Corporation System, 4701 Cox Road, Suite 301, Glen Allen, Virginia 23060
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (800) 338-3383
                                                     --------------

Date of fiscal year end: 6/30/06
                         -------

Date of reporting period: Quarter ended 3/31/06
                          ---------------------

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------

CCRF Prime Portfolio
Schedule of Investments
March 31, 2006
(Unaudited)

                                                                                                Face
                                                                                               Amount            Value
---------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (34.85%)
Barclays Bank
            4.48%       4/5/06 ............................................................ $  5,000,000     $    5,000,000
Calyon North America, Inc.
            4.57%       4/6/06 ............................................................    6,000,000          6,000,000
Canadian Imperial Bank
            4.65%       4/6/06 ............................................................    4,400,000          4,399,953
CS First Boston
            4.75%      11/7/06 ............................................................    6,000,000          6,000,000
DEPFA Bank
            4.58%      4/18/06 ............................................................    6,000,000          5,999,870
HBOS Treasury Services (NY)
            5.20%      3/30/07 ............................................................    3,000,000          3,000,000
Royal Bank of Scotland
            4.42%      2/23/07 ............................................................    5,000,000          4,998,942
Toronto Dominion
            4.72%      4/18/06 ............................................................    6,000,000          6,000,000
UBS AG Stamford
            4.58%       4/3/06 ............................................................    6,000,000          6,000,000
                                                                                                             --------------
Total Certificates of Deposit ..............................................................................     47,398,765
                                                                                                             --------------

ASSET-BACKED COMMERCIAL PAPER (20.55%)
Amstel Funding Corp.
            4.66%      4/18/06 ............................................................    4,000,000          3,991,254
Greyhawk Funding LLC
            4.68%      4/10/06 ............................................................    6,000,000          5,993,010
Ranger Funding LLC
            4.72%      4/17/06 ............................................................    6,000,000          5,987,467
Tulip Funding Corp.
            4.73%      4/19/06 ............................................................    6,000,000          5,985,870
Yorktown Capital LLC
            4.75%      4/20/06 ............................................................    6,000,000          5,985,021
                                                                                                             --------------
Total Asset-Backed Commercial Paper ........................................................................     27,942,622
                                                                                                             --------------

COMMERCIAL PAPER (13.24%)
Bear Stearns
           *4.94%      9/18/06 ............................................................    6,000,000          6,000,000
Goldman Sachs Group
           *4.74%      7/14/06 ............................................................    6,000,000          6,000,000
Morgan Stanley Dean Witter
           *4.86%      7/10/06 ............................................................    6,000,000          6,000,000
                                                                                                             --------------
Total Commercial Paper .....................................................................................     18,000,000
                                                                                                             --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS (18.86%)
Fannie Mae Notes
            4.02%      7/12/06 ............................................................    2,900,000          2,893,951
Freddie Mac Notes
            4.60%      4/15/06 ............................................................   22,782,000         22,759,637
                                                                                                             --------------
Total U.S. Government & Agency Obligations .................................................................     25,653,588
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                                                Face
                                                                                               Amount            Value
---------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (12.05%)
Morgan Stanley
            4.77%      4/3/06 ............................................................. $  4,385,000     $    4,385,000
            (Dated 3/31/06, repurchase price $4,386,743, collateralized by Fannie
            Mae securities, 6.5%,  maturing 7/1/35, market value $4,540,491)
            4.77%     4/25/06 .............................................................   12,000,000         12,000,000
            (Dated 3/28/06, repurchase price $12,044,520, collateralized by Fannie
            Mae securities, 6.5%,  maturing 7/1/35, market value $4,540,491)
                                                                                                             --------------
Total Repurchase Agreements ................................................................................     16,385,000
                                                                                                             --------------
TOTAL INVESTMENTS (99.55%) .................................................................................    135,379,975
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES (0.45%) ........................................................        607,100
                                                                                                             --------------
NET ASSETS (100.00%)
            Applicable to 135,987,075 outstanding shares of beneficial interest
            (2,000,000,000 shares authorized - no par value) ............................................... $  135,987,075
                                                                                                             --------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                                                       $ 1.00
===========================================================================================================================

      * Floating Rate Note, rate subject to change. Rate shown is that which was in effect at March 31, 2006.

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------
CCRF Federal Portfolio
Schedule of Investments
March 31, 2006
(Unaudited)

                                                                                                Face
                                                                                               Amount            Value
---------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS (100.43%)
Fannie Mae Discount Notes
            4.64%     4/12/06 ............................................................. $  5,345,000     $    5,337,422
Freddie Mac Discount Notes
            4.70%      4/4/06 .............................................................    5,100,000          5,098,003
                                                                                                             --------------
Total U.S. Government & Agency Obligations .................................................................     10,435,425
                                                                                                             --------------

TOTAL INVESTMENTS (100.43%) ................................................................................     10,435,425
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS (-0.43%)........................................................        (44,901)
                                                                                                             --------------
NET ASSETS (100.00%)
            Applicable to 10,390,524 outstanding shares of beneficial interest
            (2,000,000,000 shares authorized - no par value) ............................................... $   10,390,524
                                                                                                             --------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                                                       $ 1.00
===========================================================================================================================

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------
SNAP Fund
Schedule of Investments
March 31, 2006
(Unaudited)

                                                                                                Face
                                                                                               Amount             Value
-----------------------------------------------------------------------------------------------------------------------------
 CERTIFICATES OF DEPOSIT (40.63%)
 Barclays Bank
             4.48%       4/5/06 ........................................................... $ 90,000,000     $   90,000,000
            *4.71%      4/18/06 ...........................................................   15,000,000         14,999,770
 Calyon North America, Inc
             5.20%      3/30/07 ...........................................................   15,000,000         15,000,000
             4.57%       4/6/06 ...........................................................  100,000,000        100,000,000
 Canadian Imperial Bank
             4.75%      12/4/06 ...........................................................   13,000,000         13,000,425
            *4.76%      9/29/06 ...........................................................   75,000,000         74,992,250
 CS First Boston
             4.58%      4/24/06 ...........................................................   75,000,000         75,000,000
             4.75%      11/7/06 ...........................................................   20,000,000         20,000,000
            *4.80%      7/18/06 ...........................................................   20,000,000         20,002,726
 DEPFA Bank
             5.10%       3/6/07 ...........................................................   25,000,000         25,000,000
             4.58%      4/18/06 ...........................................................   55,000,000         54,998,809
             4.57%       4/3/06 ...........................................................   25,000,000         25,000,000
 HBOS Treasury Services (NY)
             5.20%      3/30/07 ...........................................................   40,000,000         40,000,000
 Royal Bank of Scotland (NY)
            *4.60%      10/4/06 ...........................................................   50,000,000         49,994,654
            *4.74%      2/23/07 ...........................................................   20,000,000         19,995,768
            *4.58%       4/5/06 ...........................................................   40,000,000         39,999,802
 Societe Generale (NY)
             4.77%       4/5/06 ...........................................................   50,000,000         50,000,000
             4.78%       5/3/06 ...........................................................   50,000,000         50,000,000
 Toronto Dominion
             4.72%      4/18/06 ...........................................................   50,000,000         50,000,000
 UBS AG Stamford
             4.58%       4/3/06 ...........................................................  100,000,000        100,000,000
 Wells Fargo Bank
             4.90%       2/1/07 ...........................................................   20,000,000         20,000,000
                                                                                                             --------------
 Total Certificates of Deposit .............................................................................    947,984,204
                                                                                                             --------------

 ASSET-BACKED COMMERCIAL PAPER (20.64%)
 Amstel Funding Corp
             4.61%       4/4/06 ...........................................................   69,894,000         69,867,266
             4.60%       4/6/06 ...........................................................   20,000,000         19,987,306
 Atlantis One Funding Corp
             4.58%       4/4/06 ...........................................................   77,579,000         77,549,650
 Greyhawk Funding LLC
             4.75%      4/18/06 ...........................................................   50,000,000         49,888,319
             4.68%      4/10/06 ...........................................................   50,000,000         49,941,750
             4.80%      4/26/06 ...........................................................   13,000,000         12,956,847
 Ranger Funding LLC
             4.72%      4/17/06 ...........................................................   65,000,000         64,864,222
 Sheffield Receivable Corporation
             4.76%      4/21/06 ...........................................................   40,000,000         39,894,667
 Tulip Funding Corp
             4.69%      4/11/06 ...........................................................   25,000,000         24,967,570
             4.73%      4/19/06 ...........................................................   46,743,000         46,632,920
 Yorktown Capital LLC
             4.75%      4/20/06 ...........................................................   25,000,000         24,937,590
                                                                                                             --------------
 Total Asset-Backed Commercial Paper .......................................................................    481,488,107
                                                                                                             --------------

 COMMERCIAL PAPER (14.48%)
 Bear Stearns
            *4.62%      9/18/06 ........................................................... $ 90,000,000     $   90,000,000
            *4.94%      9/18/06 ...........................................................   20,000,000         20,000,000
 Citigroup Global Markets
             4.58%      4/24/06 ...........................................................   35,000,000         34,898,704
 Goldman Sachs Group
            *4.74%      7/14/06 ...........................................................   90,000,000         90,000,000
 Morgan Stanley Dean Witter
             4.86%      7/10/06 ...........................................................   93,000,000         93,000,000
 Ranger Funding Co
             4.59%       4/3/06 ...........................................................   10,000,000          9,997,461
                                                                                                             --------------
 Total Commercial Paper ....................................................................................    337,896,165
                                                                                                             --------------

 U.S. GOVERNMENT & AGENCY OBLIGATIONS (14.90%)
 Fannie Mae Mortgage-Backed Security Discount Notes
             4.46%       4/3/06 ...........................................................   81,400,000         81,380,057
             4.53%       4/3/06 ...........................................................   25,917,000         25,910,550
             4.62%       5/1/06 ...........................................................   44,400,000         44,231,095
             4.56%       4/3/06 ...........................................................   25,090,000         25,083,714
             4.94%       7/3/06 ...........................................................   55,090,000         54,410,434
 Fannie Mae Notes
             4.02%      7/12/06 ...........................................................   11,620,000         11,595,764
            *4.78%       5/9/06 ...........................................................   15,000,000         14,999,532
            *4.76%      7/17/06 ...........................................................   50,000,000         49,997,814
 Fannie Mae Notes (Callable)
             4.16%      7/28/06 ...........................................................    5,000,000          4,968,433
             4.82%      1/12/07 ...........................................................   20,500,000         20,303,159
             4.76%      1/12/07 ...........................................................   15,000,000         14,800,275
                                                                                                             --------------
 Total U.S. Government & Agency Obligations ................................................................    347,680,827
                                                                                                             --------------

 REPURCHASE AGREEMENTS (11.43%)
 Morgan Stanley
             4.77%      4/3/06 ............................................................   41,775,000         41,775,000
             (Dated 3/31/06, repurchase price $41,791,606, collateralized by Freddie
             Mac securities, 4.45% to 5%, maturing 9/1/18 to 9/1/35, market value $8,822,172; and by Fannie Mae securities, 4% to 6.5%, maturing
             6/1/18 to 8/1/35, market value $34,396,776)
             4.77%     4/25/06 ............................................................  225,000,000        225,000,000
             (Dated 3/28/06, repurchase price $225,834,750, collateralized by Freddie
             Mac securities, 4.45% to 5%, maturing 9/1/18 to 9/1/35, market value
             $47,516,188; and by Fannie Mae securities, 4% to 6.5%, maturing 6/1/18 to
             8/1/35, market value $185,260,913)                                                              --------------
 Total Repurchase Agreements ...............................................................................    266,775,000
                                                                                                             --------------
 TOTAL INVESTMENTS (102.08%) ...............................................................................  2,381,824,303
 OTHER LIABILITIES IN EXCESS OF OTHER ASSETS (-2.08%) ......................................................    (48,559,574)
                                                                                                             --------------

 NET ASSETS (100.0%)
             Applicable to 2,333,264,729 outstanding shares of beneficial interest
             (3,000,000,000 shares authorized - no par value) .............................................. $2,333,264,729
                                                                                                             --------------
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                                                      $ 1.00
===========================================================================================================================

      * Floating Rate Note, rate subject to change. Rate shown is that which was in effect at March 31, 2006.

Item 2. Controls and Procedures.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30a-3(c) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT")) ARE EFFECTIVE BASED ON HIS EVALUATION OF THESE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS DOCUMENT.

(b) DURING THE LAST FISCAL QUARTER, THERE WAS NO CHANGE IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30a-3(d) UNDER THE 1940 ACT) THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 3. Exhibits.

(a) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT PURSUANT TO RULE 30a-2(a) OF THE 1940 ACT IS ATTACHED HERETO AS EXHIBIT 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Commonwealth Cash Reserve Fund, Inc.

By (Signature and Title)*    /s/ Jeffrey A. Laine
                         -------------------------------------------------------
                                 Jeffrey A. Laine, President

Date    5/25/2006
        -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jeffrey A. Laine
                          ------------------------------------------------------
                                 Jeffrey A. Laine, President

Date    5/25/2006
        -----------------

By (Signature and Title)*    /s/ Jeffrey A. Laine
                          ------------------------------------------------------
                                 Jeffrey A. Laine, Treasurer

Date    5/25/2006
        -----------------

* Print the name and title of each signing officer under his or her signature.